Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Basis for preparation) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Basis Of Prepartation [Line Items]
Restricted net assets of Company's subsidiaries, VIE and VIE's subsidiaries	$ 350,823
Parent Company [Member]
Basis Of Prepartation [Line Items]
Restricted net assets of Company's subsidiaries, VIE and VIE's subsidiaries	$ 350,823